Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	GuideStone Funds
Central Index Key	0001131013
Amendment Flag	false
Document Creation Date	Mar 22, 2013
Document Effective Date	Mar 22, 2013
Prospectus Date	Apr 28, 2012

GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.      CHANGES TO AGGRESSIVE ALLOCATION FUND AND
         AGGRESSIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies”, the chart containing the target and potential ranges for each of the Aggressive Allocation Fund (page 43) and the Aggressive Allocation Fund I (page 58) should be deleted in its entirety and replaced with the following:

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund	40%	25-55%
International Equity	40%	25-55%

II.      CHANGES TO EXTENDED-DURATION BOND FUND

Under the section disclosing “Principal Investment Risks” on page 72, the following should be added after the fourth bullet point:
  The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
III.      CHANGES TO INFLATION PROTECTED BOND FUND

Under the section disclosing “Principal Investment Strategies” for the Inflation Protected Bond Fund on page 76, the third, fifth and sixth bullet points should be deleted in their entirety and respectively replaced with the following:
  The Fund will not invest in fixed-income securities that have a quality rating less than “Baa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
  The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).
Under the section disclosing “Principal Investment Risks” for the Inflation Protected Bond Fund on page 76, the second bullet point should be deleted in its entirety and replaced with the following:
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
Under the section disclosing “Principal Investment Risks” for the Inflation Protected Bond Fund on page 76, the following should be added after the fourth bullet point:
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
IV.      CHANGES TO SMALL CAP EQUITY FUND

Under the section disclosing “Principal Investment Risks” for the Small Cap Equity Fund on page 102, the following should be added after the second bullet point:
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
V.      CHANGES TO INTERNATIONAL EQUITY FUND

Under the section disclosing “Principal Investment Strategies” for the International Equity Fund on page 105, the sixth bullet point should be deleted in its entirety and replaced with the following:
  The Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.      CHANGES TO AGGRESSIVE ALLOCATION FUND AND
         AGGRESSIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies”, the chart containing the target and potential ranges for each of the Aggressive Allocation Fund (page 43) and the Aggressive Allocation Fund I (page 58) should be deleted in its entirety and replaced with the following:

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund	40%	25-55%
International Equity	40%	25-55%

II.      CHANGES TO EXTENDED-DURATION BOND FUND

Under the section disclosing “Principal Investment Risks” on page 72, the following should be added after the fourth bullet point:
  The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
III.      CHANGES TO INFLATION PROTECTED BOND FUND

Under the section disclosing “Principal Investment Strategies” for the Inflation Protected Bond Fund on page 76, the third, fifth and sixth bullet points should be deleted in their entirety and respectively replaced with the following:
  The Fund will not invest in fixed-income securities that have a quality rating less than “Baa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
  The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).
Under the section disclosing “Principal Investment Risks” for the Inflation Protected Bond Fund on page 76, the second bullet point should be deleted in its entirety and replaced with the following:
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
Under the section disclosing “Principal Investment Risks” for the Inflation Protected Bond Fund on page 76, the following should be added after the fourth bullet point:
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
IV.      CHANGES TO SMALL CAP EQUITY FUND

Under the section disclosing “Principal Investment Risks” for the Small Cap Equity Fund on page 102, the following should be added after the second bullet point:
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
V.      CHANGES TO INTERNATIONAL EQUITY FUND

Under the section disclosing “Principal Investment Strategies” for the International Equity Fund on page 105, the sixth bullet point should be deleted in its entirety and replaced with the following:
  The Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.      CHANGES TO AGGRESSIVE ALLOCATION FUND AND
         AGGRESSIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies”, the chart containing the target and potential ranges for each of the Aggressive Allocation Fund (page 43) and the Aggressive Allocation Fund I (page 58) should be deleted in its entirety and replaced with the following:

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund	40%	25-55%
International Equity	40%	25-55%

Aggressive Allocation Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.      CHANGES TO AGGRESSIVE ALLOCATION FUND AND
         AGGRESSIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies”, the chart containing the target and potential ranges for each of the Aggressive Allocation Fund (page 43) and the Aggressive Allocation Fund I (page 58) should be deleted in its entirety and replaced with the following:

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund	40%	25-55%
International Equity	40%	25-55%

EXTENDED-DURATION BOND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.      CHANGES TO EXTENDED-DURATION BOND FUND

Under the section disclosing “Principal Investment Risks” on page 72, the following should be added after the fourth bullet point:
  The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.

Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

III.      CHANGES TO INFLATION PROTECTED BOND FUND

Under the section disclosing “Principal Investment Strategies” for the Inflation Protected Bond Fund on page 76, the third, fifth and sixth bullet points should be deleted in their entirety and respectively replaced with the following:
  The Fund will not invest in fixed-income securities that have a quality rating less than “Baa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
  The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).
Under the section disclosing “Principal Investment Risks” for the Inflation Protected Bond Fund on page 76, the second bullet point should be deleted in its entirety and replaced with the following:
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
Under the section disclosing “Principal Investment Risks” for the Inflation Protected Bond Fund on page 76, the following should be added after the fourth bullet point:
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

SMALL CAP EQUITY
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

IV.      CHANGES TO SMALL CAP EQUITY FUND

Under the section disclosing “Principal Investment Risks” for the Small Cap Equity Fund on page 102, the following should be added after the second bullet point:
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

INTERNATIONAL EQUITY
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock	GUIDESTONE FUNDS

Supplement dated March 22, 2013

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

V.      CHANGES TO INTERNATIONAL EQUITY FUND

Under the section disclosing “Principal Investment Strategies” for the International Equity Fund on page 105, the sixth bullet point should be deleted in its entirety and replaced with the following:
  The Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2013